STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue:
Oil and gas sales	$ 444,458			$ 734,128
Management fees	47,000			160,000
Total revenues	491,458			894,128
Operating expenses:
Lease operating expenses	494,077			315,397
Production taxes	19,508			34,110
Depreciation, depletion and amortization	56,259	832	449	64,589
General and administrative expenses	606,717	525,629	1,011,016	2,101,497
Total operating expenses	1,176,561	526,461	1,011,465	2,515,593
Loss from operations	(685,103)	(526,461)	(1,011,465)	(1,621,465)
Other income (expense):
Other income		22,000		22,000
Interest income	986	986	2,437	4,096
Interest expense	(41,333)			(75,444)
Total other income	(40,347)	22,986	2,437	(49,348)
Loss from continuing operations before income taxes	(725,450)	(503,475)	(1,009,028)	(1,670,813)
Income taxes
Net loss from continuing operations	(725,450)	(503,475)	(1,009,028)	(1,670,813)
Discontinued operations
Income from operations of discontinued property			27,741
Gain on disposal of property		143,608		143,608
Income from discontinued operations		143,608	27,741	143,608
Net loss	$ (725,450)	$ (359,867)	$ (981,287)	$ (1,527,205)
Net loss from continuing operations	$ (0.06)	$ (0.05)	$ (0.11)	$ (0.15)
Net income from discontinued operations
Basic and diluted		$ 0.01	$ 0.00	$ 0.01
Net loss per common share
Basic and diluted	$ (0.06)	$ (0.03)	$ (0.11)	$ (0.13)
Weighted average number of common shares
Basic and diluted	11,653,255	11,033,387	9,222,607	11,376,235